NON-CASH TRANSACTIONS (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Non Cash Transactions [abstract]
- Right of use assets and lease liabilities	$ 903,378	$ 382,004	$ 203,631
- Acquisition of financed property, plant and equipment	395,861	4,006,696	997,604
- Delivery of shares – benefit plans	$ 0	$ 819,864	$ 522,433